Derivatives - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on derivatives		$ 0	$ 4,577	$ 0	$ 3,151	$ 0	$ 0
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Termination amount	$ 8,767
Realized loss on derivatives	2,227
Interest Rate Swap | Counterparty
Derivative Instruments, Gain (Loss) [Line Items]
Termination amount	$ 6,540